Employee Benefits Expenses - Employee Benefits Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Wages and employee benefits expenses	$ 1,068	$ 976
Share options granted to directors and employees	1	1
Pension costs - defined benefit plans	8	7
Pension costs - defined contribution plans	22	21
Post-employment benefits other than defined benefit pension plans	6	4
Wages and employee benefits expenses	$ 1,105	$ 1,009